Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2025 Fund	May 30, 2024
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	13.95%
Past 5 years	7.22%
Since Inception	5.70%	[1]
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.03%
Past 5 years	5.85%
Since Inception	4.59%	[1]
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.44%
Past 5 years	5.32%
Since Inception	4.19%	[1]
Fidelity Freedom Index 2025 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	13.98%
Since Inception	5.36%	[2]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.11%
F1904
Average Annual Return:
Past 1 year	14.07%
Past 5 years	7.35%
Since Inception	5.81%

[1]	A From June 24, 2015 .
[2]	B From June 24, 2020 .